15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Tables)	12 Months Ended
Jun. 30, 2018
Investments In Subsidiaries Unconsolidated Entities And Associates Tables Abstract
Controlled entities
		Percentage Owned (%)	Ownership interest held by non-controlling interests
	Country of Incorporation	2018	2017	2018	2017	Principal activities
A. Controlled Entities Consolidated
Parent Entity:
Mission NewEnergy Limited	Australia
Subsidiaries of Mission NewEnergy Limited:
Mission Biofuels Sdn Bhd	Malaysia	100	100	—	—	Administrative entity
M2 Capital Sdn Bhd	Malaysia	100	100	—	—	Holds 20% of FGV Green Energy SB
B. Associates
Felda Green Energy Sdn Bhd	Malaysia	20	20	80	80	Biodiesel refining

Associates
Name of entity	Country of Incorporation	Percentage Owned (%)		Nature of relationship	Measurement method	Carrying amount ($)
		2018	2017			2018	2017
FGV Green Energy Sdn Bhd	Malaysia	20	20	Associate	Equity method	—	—

Associates summarized financial statements
Summarised statement of comprehensive income	FGV Green Energy Sdn Bhd
	2018	2017
(Loss)/Profit from operations	(194,886)	(354,842)
The Groups share of (Loss)/profit from operations	—	(38,174)

Summarised statement of financial position	FGV Green Energy Sdn Bhd
	2018	2017
Cash and cash equivalents	16,496	74,158
Other current assets	85,209	230,602
Non-current assets	37,852,240	33,125,295
Current liabilities	(21,967,251)	(18,775,207)
Non-current financial liabilities	—	—
Net Assets	15,986,694	14,654,848